UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  February 29, 2004 / Unaudited
--------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--93.2%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--19.5%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.2%
 Hyundai Autonet
 Co. Ltd. 1                                   8,085,000         $   19,215,625
--------------------------------------------------------------------------------
 AUTOMOBILES--1.5%
 Bajaj Auto Ltd. 1                              528,000             10,582,178
--------------------------------------------------------------------------------
 Hero Honda
 Motors Ltd.                                    500,000              5,450,978
--------------------------------------------------------------------------------
 PT Astra
 International Tbk                           12,200,000              7,791,839
                                                                ----------------
                                                                    23,824,995

--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.3%
 Danubius Hotel &
 Spa Rt. 1                                      210,000              3,354,314
--------------------------------------------------------------------------------
 Greek Organization of
 Football Prognostics SA                        375,000              6,867,919
--------------------------------------------------------------------------------
 Hongkong & Shanghai
 Hotels Ltd. (The) 1                         19,156,000             13,043,263
--------------------------------------------------------------------------------
 Intralot SA
 Integrated Lottery                             964,500             18,814,742
--------------------------------------------------------------------------------
 Jollibee Foods Corp.                        27,260,000              9,196,378
                                                                ----------------
                                                                    51,276,616

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--3.4%
 Corporacion GEO SA
 de CV, Series B 1,2                          5,285,000             37,591,351
--------------------------------------------------------------------------------
 Steinhoff International
 Holdings Ltd.                               12,600,000             16,783,583
                                                                ----------------
                                                                    54,374,934

--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.2%
 LG Home
 Shopping, Inc. 1,2                             480,000             18,326,531
--------------------------------------------------------------------------------
 MEDIA--5.9%
 Corporacion
 Interamericana
 de Entretenimiento
 SA de CV 1                                   2,600,000              5,627,909
--------------------------------------------------------------------------------
 Grupo Televisa SA,
 Sponsored GDR 1                                675,000             29,814,750

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA Continued
 Hurriyet Gazetecilik
 ve Matbaacilik AS 1                      1,269,910,000         $    4,446,598
--------------------------------------------------------------------------------
 Shaw Brothers Ltd.                           4,500,000              4,885,115
--------------------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                                1,806,000             19,733,647
 Television
 Broadcasts Ltd.                              2,863,000             13,976,888
 Zee Telefilms Ltd.                           4,802,000             14,129,462
                                                                ----------------
                                                                    92,614,369

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.2%
 Lojas Americanas SA,
 Preference 2                             2,071,800,000             18,495,039
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.2%
 Courts
 (Singapore) Ltd. 2                          10,700,000              3,457,189
--------------------------------------------------------------------------------
 JD Group Ltd.                                2,560,000             15,972,337
                                                                ----------------
                                                                    19,429,526

--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.6%
 Folli-Follie SA 1                              293,750              8,752,325
--------------------------------------------------------------------------------
 Titan Industries Ltd.                          442,149              1,176,848
                                                                ----------------
                                                                     9,929,173

--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.1%
--------------------------------------------------------------------------------
 BEVERAGES--2.5%
 Coca-Cola FEMSA
 SA, Sponsored ADR 1                            405,150              9,634,467
--------------------------------------------------------------------------------
 Companhia de Bebidas
 das Americas, ADR                              730,000             19,637,000
--------------------------------------------------------------------------------
 Serm Suk Public
 Co. Ltd. 1                                   7,323,000              5,078,945
--------------------------------------------------------------------------------
 United Breweries
 Holdings Ltd. 1,2                            1,850,000              1,597,049
--------------------------------------------------------------------------------
 United Breweries Ltd. 1,2                    1,462,826              3,033,339
                                                                ----------------
                                                                    38,980,800

9 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--4.5%
 Companhia Brasileira
 de Distribuicao Grupo
 Pao de Acucar,
 Sponsored ADR 1                                900,000         $   20,700,000
--------------------------------------------------------------------------------
 Dairy Farm International
 Holdings Ltd.                                6,009,600             11,899,008
--------------------------------------------------------------------------------
 Jeronimo Martins
 & Filho SA 1                                   850,400             10,249,233
--------------------------------------------------------------------------------
 President Chain
 Store Corp.                                  7,123,000             14,307,930
--------------------------------------------------------------------------------
 PT Hero
 Supermarket Tbk 1,2                         20,000,000              2,365,464
--------------------------------------------------------------------------------
 Tiger Brands Ltd.                              865,000             10,754,792
                                                                ----------------
                                                                    70,276,427

--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.2%
 Sadia SA, Preference                        12,990,000             19,267,571
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.0%
 Amore Pacific Corp. 1                          111,394             16,102,874
--------------------------------------------------------------------------------
 TOBACCO--1.9%
 Eastern Tobacco Co. 3                          751,192              9,266,259
--------------------------------------------------------------------------------
 ITC Ltd. 1                                     862,000             20,952,117
                                                                ----------------
                                                                    30,218,376

--------------------------------------------------------------------------------
 ENERGY--4.8%
--------------------------------------------------------------------------------
 OIL & GAS--4.8%
 Bharat Petroleum
 Corp. Ltd.                                   3,330,000             34,036,156
--------------------------------------------------------------------------------
 SK Corp. 1                                   1,143,357             42,438,378
                                                                ----------------
                                                                    76,474,534

--------------------------------------------------------------------------------
 FINANCIALS--23.7%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--11.5%
 Commercial International
 Bank, Sponsored GDR 1,4                      1,800,000              6,264,000
--------------------------------------------------------------------------------
 Commercial International
 Bank, Sponsored
 GDR, S Shares 1                              1,100,000              3,828,000
--------------------------------------------------------------------------------
 Grupo Financiero
 Banorte SA de CV                             2,628,200              9,608,269

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Grupo Financiero BBVA
 Bancomer SA de
 CV, Cl. B 1                                 28,200,000         $   30,252,971
--------------------------------------------------------------------------------
 Grupo Financiero
 Inbursa SA de CV 1                          21,000,000             25,812,283
--------------------------------------------------------------------------------
 HSBC Holdings plc                            1,700,000             27,955,318
--------------------------------------------------------------------------------
 HSBC Holdings plc,
 Sponsored ADR                                   86,000              7,030,500
--------------------------------------------------------------------------------
 ICICI Bank Ltd.                                780,000              4,686,725
--------------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR                                1,875,000             27,937,500
--------------------------------------------------------------------------------
 Turk Dis Ticaret
 Bankasi AS 1                             1,163,963,000              1,525,072
--------------------------------------------------------------------------------
 Turk Ekonomi
 Bankasi AS 1                               199,716,000                657,950
--------------------------------------------------------------------------------
 Uniao de Bancos
 Brasileiros SA
 (Unibanco),
 Sponsored ADR                                1,075,000             24,456,250
--------------------------------------------------------------------------------
 Yapi ve Kredi
 Bankasi AS 1                             4,920,000,000             11,021,837
                                                                ----------------
                                                                   181,036,675

--------------------------------------------------------------------------------
 CONSUMER FINANCE--0.5%
 Tisco Finance
 Public Co. Ltd. 1                           10,599,980              8,228,541
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.6%
 Fubon Financial
 Holding Co. Ltd., GDR 1,4                       42,500                497,250
--------------------------------------------------------------------------------
 Fubon Financial
 Holding Co. Ltd., GDR 1                      1,650,000             19,305,000
--------------------------------------------------------------------------------
 Guoco Group Ltd.                             1,790,000             13,567,836
--------------------------------------------------------------------------------
 Haci Omer Sabanci
 Holding AS 1                             1,200,000,000              5,647,590
--------------------------------------------------------------------------------
 Haci Omer Sabanci
 Holding AS,
 Sponsored ADR 1                             10,000,000             11,250,000
--------------------------------------------------------------------------------
 Hong Kong Exchanges
 & Clearing Ltd.                              2,040,000              5,398,871
--------------------------------------------------------------------------------
 Kiatnakin Finance
 Public Co. Ltd. 1                            5,399,920              6,219,048
--------------------------------------------------------------------------------
 Kotak Mahindra
 Bank Ltd. 1                                  1,300,800             11,199,217
                                                                ----------------
                                                                    73,084,812

10 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 INSURANCE--2.5%
 Aksigorta AS                             6,186,325,700         $   21,428,538
--------------------------------------------------------------------------------
 Sanlam Ltd. 1                               12,990,000             17,869,428
                                                                ----------------
                                                                    39,297,966

--------------------------------------------------------------------------------
 REAL ESTATE--2.7%
 Brazil Realty SA
 Empreendimentos e
 Participacoes 1,2,3                            394,000                507,296
--------------------------------------------------------------------------------
 Brazil Realty SA,
 GDR 1,2,4                                      435,720              5,277,659
--------------------------------------------------------------------------------
 Medinet Nasr for
 Housing &
 Development Co. 2,3                          1,060,000              4,452,702
--------------------------------------------------------------------------------
 SM Prime
 Holdings, Inc. 1                           193,800,000             20,990,412
--------------------------------------------------------------------------------
 Solidere, GDR 1,3                            2,126,453             11,163,879
                                                                ----------------
                                                                    42,391,948

--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.9%
 Housing Development
 Finance Corp. Ltd. 1                         2,220,000             29,932,088
--------------------------------------------------------------------------------
 HEALTH CARE--3.5%
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
 Pihsiang Machinery
 Manufacturing Co. Ltd.                         498,750              1,704,617
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.3%
 Grupo Casa Saba SA
 de CV, Sponsored ADR 1                         400,000              4,976,000
--------------------------------------------------------------------------------
 PHARMACEUTICALS--3.1%
 Divi's Laboratories Ltd. 1                     170,391              7,238,463
--------------------------------------------------------------------------------
 Dr. Reddy's
 Laboratories Ltd.                              250,000              5,993,755
--------------------------------------------------------------------------------
 Dr. Reddy's
 Laboratories Ltd., Sponsored ADR               290,100              7,383,045
--------------------------------------------------------------------------------
 Pliva d.d., GDR 4                              600,000              9,780,000
--------------------------------------------------------------------------------
 Sun Pharmaceutical
 Industries Ltd.                              1,260,050             18,046,278
                                                                ----------------
                                                                    48,441,541

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 INDUSTRIALS--6.5%

--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.1%
 Empresa Brasileira de
 Aeronautica SA,
 Preference                                   6,436,000         $   48,681,573
--------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.9%
 Sinotrans Ltd.                              31,000,000             13,739,987
--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--1.1%
 Larsen & Toubro Ltd.                         1,475,000             18,364,541
--------------------------------------------------------------------------------
 MACHINERY--1.4%
 Hyundai Heavy
 Industries Co. Ltd. 1                          728,524             22,301,755
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--6.8%
--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.4%
 Lite-On
 Technology Corp.                            17,800,246             21,880,081
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
 AU Optronics Corp. 1                         2,970,000              4,941,838
--------------------------------------------------------------------------------
 AU Optronics
 Corp., ADR 1                                   815,000             14,018,000
--------------------------------------------------------------------------------
 Hankuk Electric Glass
 Co. Ltd. 1                                      43,000              2,153,656
--------------------------------------------------------------------------------
 Synnex Technology
 International Corp. 1                       10,200,000             17,736,471
                                                                ----------------
                                                                    38,849,965

--------------------------------------------------------------------------------
 IT SERVICES--2.4%
 HCL Technologies Ltd.                        2,910,000             18,781,353
--------------------------------------------------------------------------------
 Hughes Software
 Systems Ltd.                                   700,523             10,179,148
--------------------------------------------------------------------------------
 NIIT Ltd. 1,2                                2,375,000              9,705,288
                                                                ----------------
                                                                    38,665,789

--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
 PKL Corp. 1                                  1,485,779              7,390,992
--------------------------------------------------------------------------------
 SOFTWARE--0.1%
 Patni Computer
 Systems Ltd. 1                                 191,550              1,060,120
--------------------------------------------------------------------------------
 MATERIALS--7.6%
--------------------------------------------------------------------------------
 CHEMICALS--1.0%
 Asian Paints Ltd.                            2,283,900             15,144,375
--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--1.4%
 Cemex SA de CV,
 Sponsored ADR 1                                750,000             21,637,500


11 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 METALS & MINING--5.2%
 Anglo American
 Platinum Corp. Ltd.                            370,800         $   16,445,313
--------------------------------------------------------------------------------
 Antofagasta plc                                500,000             11,338,942
--------------------------------------------------------------------------------
 Companhia Siderurgica
 Nacional SA,
 Sponsored ADR 1                                100,000              6,380,000
--------------------------------------------------------------------------------
 Companhia Vale do Rio
 Doce, Sponsored ADR                            435,000             21,641,250
--------------------------------------------------------------------------------
 Impala Platinum
 Holdings Ltd.                                  111,274              9,234,496
--------------------------------------------------------------------------------
 PT Aneka
 Tambang Tbk 1,2                            100,011,000             17,742,933
                                                                ----------------
                                                                    82,782,934

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--6.9%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
 IMPSAT Fiber
 Networks, Inc. 1                               167,801              1,174,607
--------------------------------------------------------------------------------
 Portugal Telecom SA 1                          960,000             10,830,624
--------------------------------------------------------------------------------
 Portugal Telecom SA,
 Sponsored ADR 1                                685,000              7,747,350
--------------------------------------------------------------------------------
 PT Telekomunikasi 1                         18,019,000             15,557,504
--------------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA 1                       2,340,500,000             26,599,330
--------------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.                                      87,924                366,390
--------------------------------------------------------------------------------
 Videsh Sanchar Nigam
 Ltd., Sponsored ADR                            300,100              2,649,883
                                                                ----------------
                                                                    64,925,688

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--2.8%
 SK Telecom Co. Ltd. 1                          114,110              2,855,595
--------------------------------------------------------------------------------
 SK Telecom Co.
 Ltd., ADR                                    1,681,500             42,054,315
                                                                ----------------
                                                                    44,909,910

                                                                  MARKET VALUE
                                               SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--2.8%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
 Companhia Energetica
 de Minas Gerais,
 Preference                               1,577,800,000         $   27,899,296
--------------------------------------------------------------------------------
 Electricidade de
 Portugal SA 1                                5,550,000             15,722,590
                                                                ----------------
                                                                    43,621,886
                                                                ----------------
 Total Common Stocks
 (Cost $1,058,195,293)                                           1,471,858,674

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
 Sun Pharmaceutical
 Industries Ltd., 6% Cum.
 (Cost $41,055)                               1,768,000                 39,085

                                              PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--7.1%
--------------------------------------------------------------------------------
 Undivided interest of 30.13% in joint
 repurchase agreement (Principal Amount/
 Market Value $371,932,000) with Zion Bank/
 Capital Markets Group, 0.98%,
 dated 2/27/04, to be repurchased at
 $112,064,151 on 3/1/04, collateralized by
 U.S. Treasury Bonds, 1.75%--11.25%,
 12/15/04--2/15/15, with a value of
 $328,930,645 and U.S. Treasury Nts.,
 6%, 8/15/04, with a value of
 $50,875,180 (Cost $112,055,000)           $112,055,000            112,055,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $1,170,291,348)                            100.3%         1,583,952,759
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                                      (0.3)            (4,946,367)
                                                  ------------------------------
 NET ASSETS                                       100.0%        $1,579,006,392
                                                  ==============================


12 | OPPENHEIMER DEVELOPING MARKETS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2004 amounts to $122,551,840. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS          GROSS             SHARES
                                                 AUGUST 31, 2003     ADDITIONS     REDUCTIONS      FEB. 29, 2004
----------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Brazil Realty SA Empreendimentos e Participacoes          49,000       345,000             --            394,000
Brazil Realty SA, GDR                                    435,720            --             --            435,720
Corporacion GEO SA de CV, Series B                     5,273,000        12,000             --          5,285,000
Courts (Singapore) Ltd.                               11,300,000            --        600,000         10,700,000
LG Home Shopping, Inc.                                   326,500       153,500             --            480,000
Lojas Americanas SA, Preference                    2,000,000,000    76,009,000      4,209,000      2,071,800,000
Medinet Nasr for Housing & Development Co.               720,000       340,000             --          1,060,000
NIIT Ltd.                                              2,500,000         3,400        128,400          2,375,000
PT Aneka Tambang Tbk                                  94,772,600     5,238,400             --        100,011,000
PT Hero Supermarket Tbk                               17,938,200     2,061,800             --         20,000,000
United Breweries Holdings Ltd.                         1,850,000            --             --          1,850,000
United Breweries Ltd.                                  1,450,289        12,537             --          1,462,826

                                                                    UNREALIZED
                                                                  APPRECIATION       DIVIDEND           REALIZED
                                                                 (DEPRECIATION)        INCOME         GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Brazil Realty SA Empreendimentos e Participacoes                   $   100,908     $       --        $        --
Brazil Realty SA, GDR                                                 (786,060)            --                 --
Corporacion GEO SA de CV, Series B                                  27,764,779             --                 --
Courts (Singapore) Ltd.                                               (342,055)        26,965           (377,127)
LG Home Shopping, Inc.                                              (9,567,259)       548,856                 --
Lojas Americanas SA, Preference                                     13,410,682      1,008,016              5,581
Medinet Nasr for Housing & Development Co.                          (1,490,226)       266,884                 --
NIIT Ltd.                                                             (724,171)            --         (4,848,788)
PT Aneka Tambang Tbk                                                11,590,053             --                 --
PT Hero Supermarket Tbk                                                239,662             --                 --
United Breweries Holdings Ltd.                                      (1,193,339)            --                 --
United Breweries Ltd.                                                 (126,320)            --                 --
                                                                   ----------------------------------------------
                                                                   $38,876,654     $1,850,721        $(5,220,334)
                                                                   ==============================================

3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,818,909 or 1.38% of the Fund's net assets as of February 29, 2004.


13 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                            MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
 India                                        $  279,665,381            17.7%
 Brazil                                          239,542,264            15.1
 Mexico                                          174,955,500            11.1
 Korea, Republic of South                        172,839,721            10.9
 United States                                   113,229,607             7.2
 Taiwan                                           94,391,187             6.0
 South Africa                                     87,059,949             5.5
 Turkey                                           55,977,585             3.5
 Hong Kong                                        50,871,973             3.2
 Great Britain                                    46,324,760             2.9
 Portugal                                         44,549,797             2.8
 Indonesia                                        43,457,740             2.7
 Singapore                                        35,089,844             2.2
 Greece                                           34,434,986             2.2
 Philippines                                      30,186,790             1.9
 Egypt                                            23,810,961             1.5
 Thailand                                         19,526,534             1.2
 China                                            13,739,987             0.9
 Lebanon                                          11,163,879             0.7
 Croatia                                           9,780,000             0.6
 Hungary                                           3,354,314             0.2
                                              ----------------------------------
 Total                                        $1,583,952,759           100.0%
                                              ==================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 February 29, 2004
--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,086,616,162)                   $1,461,400,919
 Affiliated companies (cost $83,675,186)                           122,551,840
                                                                ----------------
                                                                 1,583,952,759
--------------------------------------------------------------------------------
 Cash                                                                   42,042
--------------------------------------------------------------------------------
 Cash--foreign currencies (cost $6,946,900)                          6,995,419
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                     441
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                  8,202,731
 Interest and dividends                                              3,897,601
 Other                                                                 114,404
                                                                ----------------
 Total assets                                                    1,603,205,397

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                  44,444
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Foreign capital gains tax                                          10,861,476
 Investments purchased                                               8,868,418
 Shares of beneficial interest redeemed                              3,330,488
 Distribution and service plan fees                                    580,592
 Transfer and shareholder servicing agent fees                         266,828
 Shareholder communications                                            102,492
 Trustees' compensation                                                 59,497
 Other                                                                  84,770
                                                                ----------------
 Total liabilities                                                  24,199,005

--------------------------------------------------------------------------------
 NET ASSETS                                                     $1,579,006,392
                                                                ================

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                $1,230,069,353
--------------------------------------------------------------------------------
 Accumulated net investment loss                                   (30,806,712)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                     (23,138,713)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies       402,882,464
                                                                ----------------
 NET ASSETS                                                     $1,579,006,392
                                                                ================


15 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $1,256,885,729 and 58,771,166
 shares of beneficial interest outstanding)                             $21.39
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                          $22.69
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $133,200,228 and 6,266,713
 shares of beneficial interest outstanding)                             $21.26
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $167,978,075 and 7,970,994
 shares of beneficial interest outstanding)                             $21.07
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $20,942,360 and 989,366 shares of
 beneficial interest outstanding)                                       $21.17



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended February 29, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding
 taxes of $446,370)                                                 $9,565,425
 Affiliated companies (net of foreign withholding
 taxes of $116,062)                                                  1,850,721
 Interest                                                              461,315
                                                                    ------------
 Total investment income                                            11,877,461

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                     5,246,141
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             1,077,202
 Class B                                                               543,643
 Class C                                                               589,624
 Class N                                                                35,683
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             1,101,712
 Class B                                                               176,515
 Class C                                                               157,063
 Class N                                                                24,598
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                63,420
 Class B                                                                12,874
 Class C                                                                 9,628
 Class N                                                                 1,066
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           262,982
--------------------------------------------------------------------------------
 Trustees' compensation                                                 18,428
--------------------------------------------------------------------------------
 Other                                                                  64,962
                                                                    ------------
 Total expenses                                                      9,385,541
 Less reduction to custodian expenses                                   (2,245)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                    (1,059)
                                                                    ------------
 Net expenses                                                        9,382,237

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                               2,495,224


17 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                         $ 15,912,774
   Affiliated companies                                             (5,220,334)
 Foreign currency transactions                                      (1,715,212)
                                                                  --------------
 Net realized gain                                                   8,977,228
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments (net of foreign capital gains tax of $10,861,476)     254,445,120
 Translation of assets and liabilities denominated in
 foreign currencies                                                 15,352,436
                                                                  --------------
 Net change in unrealized appreciation                             269,797,556

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $281,270,008
                                                                  ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS                   YEAR
                                                                         ENDED                  ENDED
                                                             FEBRUARY 29, 2004             AUGUST 31,
                                                                    (UNAUDITED)                  2003
-------------------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------------------
 Net investment income                                          $    2,495,224           $  6,138,146
-------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                            8,977,228            (12,608,261)
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              269,797,556            156,873,384
                                                                ---------------------------------------
 Net increase in net assets resulting from operations              281,270,008            150,403,269

-------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                           (27,950,754)            (5,036,106)
 Class B                                                            (2,749,640)              (444,216)
 Class C                                                            (3,209,331)              (484,074)
 Class N                                                              (455,621)               (56,763)

-------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                           474,553,077            139,680,513
 Class B                                                            23,972,754              5,073,409
 Class C                                                            65,452,640             15,689,824
 Class N                                                             9,178,298              5,246,193

-------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------
 Total increase                                                    820,061,431            310,072,049
-------------------------------------------------------------------------------------------------------
 Beginning of period                                               758,944,961            448,872,912
                                                                ---------------------------------------
 End of period (including accumulated net investment
 income (loss) of $(30,806,712) and $1,063,410, respectively)   $1,579,006,392           $758,944,961
                                                                =======================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                      YEAR
                                                   ENDED                                                     ENDED
                                       FEBRUARY 29, 2004                                                 AUGUST 31,
 CLASS A                                      (UNAUDITED)       2003        2002        2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $16.92      $13.43      $12.93      $16.85     $11.40     $ 7.76
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .17         .19         .25         .21        .20        .10
 Net realized and unrealized gain (loss)            4.92        3.50         .45       (3.54)      5.37       3.71
                                                  ------------------------------------------------------------------
 Total from investment operations                   5.09        3.69         .70       (3.33)      5.57       3.81
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.62)       (.20)       (.20)       (.20)      (.12)      (.10)
 Distributions from net realized gain                 --          --          --        (.39)        --       (.07)
                                                  ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.62)       (.20)       (.20)       (.59)      (.12)      (.17)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.39      $16.92      $13.43      $12.93     $16.85     $11.40
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                30.44%      27.93%       5.44%     (20.08)%    49.12%    49.92%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                               $1,256,886    $588,450    $337,405    $167,178   $114,137    $40,046
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $  900,916    $374,841    $257,746    $153,027   $ 77,848    $29,183
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                              0.61%       1.42%       1.91%       1.76%      1.56%      1.11%
 Total expenses                                     1.48%       1.81%       1.81%       1.69%      1.96%      2.36%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                               N/A 3      1.76%       1.77%        N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               5%          6%         10%         16%        22%        37%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER DEVELOPING MARKETS FUND

                                              SIX MONTHS                                                      YEAR
                                                   ENDED                                                     ENDED
                                       FEBRUARY 29, 2004                                                 AUGUST 31,
 CLASS B                                      (UNAUDITED)       2003        2002        2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $16.79      $13.32      $12.82      $16.70     $11.30     $ 7.69
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .04         .09         .15         .12        .11        .04
 Net realized and unrealized gain (loss)            4.93        3.47         .44       (3.53)      5.33       3.68
                                                  ------------------------------------------------------------------
 Total from investment operations                   4.97        3.56         .59       (3.41)      5.44       3.72
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.50)       (.09)       (.09)       (.08)      (.04)      (.04)
 Distributions from net realized gain                 --          --          --        (.39)        --       (.07)
                                                  ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.50)       (.09)       (.09)       (.47)      (.04)      (.11)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.26      $16.79      $13.32      $12.82     $16.70     $11.30
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                29.88%      26.98%       4.61%     (20.67)%    48.20%      48.81%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $133,200     $84,705     $63,005     $45,393    $48,146    $21,028
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $109,445     $62,676     $54,744     $48,135    $37,333    $16,430
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                      (0.28)%      0.66%       1.14%       0.92%      0.78%      0.37%
 Total expenses                                     2.32%       2.67%       2.58%       2.46%      2.72%      3.10%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                  N/A 3,4    2.52%       2.54%       N/A 3       N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               5%          6%         10%         16%        22%        37%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                      YEAR
                                                   ENDED                                                     ENDED
                                       FEBRUARY 29, 2004                                                 AUGUST 31,
 CLASS C                                      (UNAUDITED)       2003        2002        2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $16.67      $13.25      $12.78      $16.68     $11.31     $ 7.68
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .13         .10         .17         .12        .09        .04
 Net realized and unrealized gain (loss)            4.80        3.44         .41       (3.52)      5.32       3.69
                                                  ------------------------------------------------------------------
 Total from investment operations                   4.93        3.54         .58       (3.40)      5.41       3.73
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.53)       (.12)       (.11)       (.11)      (.04)      (.03)
 Distributions from net realized gain                 --          --          --        (.39)        --       (.07)
                                                  ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.53)       (.12)       (.11)       (.50)      (.04)      (.10)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.07      $16.67      $13.25      $12.78     $16.68     $11.31
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                29.88%      27.05%       4.54%     (20.68)%    47.93%     48.98%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $167,978     $77,081     $46,722     $20,864    $16,363     $5,064
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $118,906     $52,236     $33,334     $19,646    $10,230     $4,022
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                      (0.17)%      0.66%       1.15%       0.94%      0.82%      0.41%
 Total expenses                                     2.25%       2.57%       2.57%       2.46%      2.71%      3.08%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                               N/A 3      2.52%       2.53%        N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               5%          6%         10%         16%        22%        37%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


22 | OPPENHEIMER DEVELOPING MARKETS FUND

                                              SIX MONTHS                                YEAR
                                                   ENDED                               ENDED
                                       FEBRUARY 29, 2004                           AUGUST 31,
 CLASS N                                      (UNAUDITED)       2003        2002        2001 1
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $16.77      $13.36      $12.91     $ 15.26
----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .17         .22         .32         .05
 Net realized and unrealized gain (loss)            4.83        3.41         .34       (2.40)
                                                  --------------------------------------------
 Total from investment operations                   5.00        3.63         .66       (2.35)
----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.60)       (.22)       (.21)         --
 Distributions from net realized gain                 --          --          --          --
----------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.60)       (.22)       (.21)         --
----------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.17      $16.77      $13.36      $12.91
                                                  ============================================

----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                30.19%      27.73%       5.13%     (15.40)%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $20,942      $8,709      $1,741         $77
----------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $14,413      $4,196      $  686         $35
----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              0.32%       1.27%       1.68%       1.63%
 Total expenses                                     1.83%       2.08%       2.04%       1.96%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses      N/A 4      1.99%       2.00%        N/A 4
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                               5%          6%         10%         16%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


23 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign


24 | OPPENHEIMER DEVELOPING MARKETS FUND securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $22,912,614 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $8,977,228 and $0, respectively, of carryforward to offset capital gains realized.

 As of August 31, 2003, the Fund had available for federal income tax purposes post-October losses of $12,594,237 and unused capital loss carryforwards as follows:
                              EXPIRING
                              -----------------------
                              2010       $ 8,068,791
                              2011        11,226,814
                                         -----------
                              Total      $19,295,605
                                         ===========


25 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2004, the Fund's projected benefit obligations were increased by $6,190 and payments of $3,812 were made to retired trustees, resulting in an accumulated liability of $46,743 as of February 29, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


26 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED FEBRUARY 29, 2004       YEAR ENDED AUGUST 31, 2003
                                  SHARES             AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
 CLASS A
 Sold                         35,053,916      $ 692,805,921     27,774,840      $ 381,173,305
 Dividends and/or
 distributions reinvested      1,184,054         23,006,169        345,063          4,409,888
 Redeemed                    (12,243,686)      (241,259,013)   (18,474,251)      (245,902,680)
                             ------------------------------------------------------------------
 Net increase                 23,994,284      $ 474,553,077      9,645,652      $ 139,680,513
                             ==================================================================

-----------------------------------------------------------------------------------------------
 CLASS B
 Sold                          1,901,040      $  37,169,045      2,331,057      $  31,318,480
 Dividends and/or
 distributions reinvested        126,695          2,450,282         31,756            404,888
 Redeemed                       (806,568)       (15,646,573)    (2,048,970)       (26,649,959)
                             ------------------------------------------------------------------
 Net increase                  1,221,167      $  23,972,754        313,843      $   5,073,409
                             ==================================================================

-----------------------------------------------------------------------------------------------
 CLASS C
 Sold                          3,831,990      $  75,156,926      2,690,076      $  35,884,161
 Dividends and/or
 distributions reinvested        143,026          2,741,814         33,761            427,423
 Redeemed                       (628,163)       (12,446,100)    (1,624,911)       (20,621,760)
                             ------------------------------------------------------------------
 Net increase                  3,346,853      $  65,452,640      1,098,926      $  15,689,824
                             ==================================================================

-----------------------------------------------------------------------------------------------
 CLASS N
 Sold                            591,534      $  11,489,129        508,343      $   6,839,560
 Dividends and/or
 distributions reinvested         23,641            454,865          4,454             56,525
 Redeemed                       (145,149)        (2,765,696)      (123,773)        (1,649,892)
                             ------------------------------------------------------------------
 Net increase                    470,026      $   9,178,298        389,024      $   5,246,193
                             ==================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $531,638,798 and $57,208,563, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.


27 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $1,377,363 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $2,087,815, $1,944,847 and $213,621, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


28 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B           CLASS C         CLASS N
                       CLASS A      CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED         DEFERRED         DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
 SIX MONTHS        RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
 ENDED             DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------
 February 29, 2004    $413,618         $17,096          $94,078          $29,429           $6,628


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of February 29, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                  CONTRACT          VALUATION
                                  EXPIRATION        AMOUNT              AS OF        UNREALIZED        UNREALIZED
 CONTRACT DESCRIPTION                  DATES        (000S)      FEB. 29, 2004      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Euro [EUR]                           3/1/04           552EUR      $  686,244              $ --          $  4,253
 Indian Rupee [INR]                   3/1/04        50,520INR       1,116,838                --               123
 South African Rand [ZAR]      3/1/04-3/3/04        37,611ZAR       5,654,373               441            40,068
                                                                                   ------------------------------
 Total unrealized appreciation and depreciation                                            $441           $44,444
                                                                                   ==============================


29 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $25,390,136, which represents 1.61% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


30 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31 | OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR

              270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)